UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2025

Date of reporting period:	May 1, 2024 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Sustainable Future Fund
Class A [PMVAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$53	1.01%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$418,641,125
Total Number of Portfolio Holdings*	118
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSA-1224

Putnam Sustainable Future Fund
Class C [PMPCX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$92	1.76%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$418,641,125
Total Number of Portfolio Holdings*	118
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSC-1224

Putnam Sustainable Future Fund
Class R [PMVRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$66	1.26%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$418,641,125
Total Number of Portfolio Holdings*	118
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSR-1224

Putnam Sustainable Future Fund
Class R6 [PNOTX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$35	0.66%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$418,641,125
Total Number of Portfolio Holdings*	118
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSR6-1224

Putnam Sustainable Future Fund
Class Y [PMVYX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$40	0.76%
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$418,641,125
Total Number of Portfolio Holdings*	118
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Sustainable Future Fund	PAGE 1	38986-STSY-1224

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Sustainable Future
Fund

Financial Statements and Other Important Information

Semiannual | October 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 10/31/24 (Unaudited)
COMMON STOCKS (96.9%)*	Shares	Value
Beverages (0.7%)
Vita Coco Co., Inc. (The) †	101,900	$3,017,259
		3,017,259
Biotechnology (4.5%)
Argenx SE ADR (Netherlands) †	4,600	2,696,980
Ascendis Pharma A/S ADR (Denmark) †	14,500	1,780,890
BioMarin Pharmaceutical, Inc. †	38,100	2,510,409
Compass Pathways PLC ADR (United Kingdom) †	162,900	775,404
Exact Sciences Corp. †	79,800	5,500,614
Regeneron Pharmaceuticals, Inc. †	3,600	3,017,520
Rocket Pharmaceuticals, Inc. †	67,425	1,122,626
Twist Bioscience Corp. †	39,725	1,603,301
		19,007,744
Capital markets (5.3%)
Coinbase Global, Inc. Class A †	26,900	4,821,825
KKR & Co., Inc.	20,400	2,820,096
MSCI, Inc.	13,200	7,539,840
TPG, Inc.	102,100	6,910,128
		22,091,889
Chemicals (2.0%)
Ecolab, Inc.	8,400	2,064,132
Novozymes A/S Class B (Denmark)	99,720	6,266,579
		8,330,711
Commercial services and supplies (3.3%)
Casella Waste Systems, Inc. Class A †	57,500	5,628,100
Cintas Corp.	24,400	5,021,764
Tetra Tech, Inc.	66,200	3,235,856
		13,885,720
Construction and engineering (1.5%)
Quanta Services, Inc.	21,400	6,454,882
		6,454,882
Construction materials (1.2%)
Summit Materials, Inc. Class A †	104,400	4,949,604
		4,949,604
Consumer finance (1.4%)
Capital One Financial Corp.	37,500	6,104,625
		6,104,625
Consumer staples distribution and retail (2.0%)
Sprouts Farmers Market, Inc. †	65,900	8,463,537
		8,463,537
Containers and packaging (1.2%)
Graphic Packaging Holding Co.	181,900	5,140,494
		5,140,494
Electric utilities (4.2%)
Constellation Energy Corp.	28,500	7,494,360
NextEra Energy, Inc.	87,600	6,942,300
NRG Energy, Inc.	34,500	3,118,800
		17,555,460
Electrical equipment (4.4%)
GE Vernova, Inc. †	9,100	2,745,106
Nextracker, Inc. Class A †	39,900	1,588,818
Regal Rexnord Corp.	32,000	5,329,280
Vertiv Holdings Co. Class A	78,800	8,612,052
		18,275,256
Electronic equipment, instruments, and components (2.3%)
Trimble Inc. †	70,000	4,235,000
Zebra Technologies Corp. Class A †	13,900	5,309,383
		9,544,383
Sustainable Future Fund
1

COMMON STOCKS (96.9%)* cont.	Shares	Value
Financial services (3.2%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. R	179,000	$6,263,210
Mastercard, Inc. Class A	14,300	7,144,137
		13,407,347
Food products (2.5%)
Campbell Soup Co.	106,800	4,982,220
Darling Ingredients, Inc. †	137,200	5,365,892
		10,348,112
Ground transportation (0.9%)
Uber Technologies, Inc. †	53,500	3,854,675
		3,854,675
Health care equipment and supplies (5.8%)
IDEXX Laboratories, Inc. †	10,100	4,109,892
Intuitive Surgical, Inc. †	17,100	8,615,664
Penumbra, Inc. †	23,600	5,401,332
ResMed, Inc.	24,700	5,989,009
		24,115,897
Health care providers and services (1.1%)
HealthEquity, Inc. †	56,850	4,846,463
		4,846,463
Hotels, restaurants, and leisure (4.9%)
CAVA Group, Inc. †	24,300	3,245,508
Chipotle Mexican Grill, Inc. †	72,900	4,065,633
First Watch Restaurant Group, Inc. †	323,998	5,506,346
Sweetgreen, Inc. Class A †	57,300	2,068,530
Vail Resorts, Inc.	33,100	5,484,339
		20,370,356
Interactive media and services (1.5%)
Pinterest, Inc. Class A †	195,500	6,214,945
		6,214,945
IT Services (1.9%)
Gartner, Inc. †	15,500	7,788,750
		7,788,750
Leisure products (0.7%)
Hasbro, Inc.	47,600	3,123,988
		3,123,988
Life sciences tools and services (5.7%)
Danaher Corp.	30,000	7,369,800
ICON PLC (Ireland) †	22,300	4,953,053
Mettler-Toledo International, Inc. †	3,000	3,875,250
Thermo Fisher Scientific, Inc.	13,900	7,593,848
		23,791,951
Machinery (3.2%)
Federal Signal Corp.	83,000	6,770,310
Xylem, Inc./NY	53,100	6,466,518
		13,236,828
Pharmaceuticals (1.8%)
AstraZeneca PLC (United Kingdom)	20,676	2,942,062
Zoetis, Inc.	25,500	4,558,890
		7,500,952
Professional services (3.1%)
Planet Labs PBC †	997,900	2,205,359
Verisk Analytics, Inc.	28,000	7,692,160
Verra Mobility Corp. †	117,700	3,056,669
		12,954,188
Real estate management and development (1.0%)
FirstService Corp. (Canada)	21,700	4,018,189
		4,018,189
Semiconductors and semiconductor equipment (3.7%)
Analog Devices, Inc.	20,900	4,662,999
Applied Materials, Inc.	23,800	4,321,604
2
Sustainable Future Fund

COMMON STOCKS (96.9%)* cont.	Shares	Value
Semiconductors and semiconductor equipment (3.7%) cont.
ASML Holding NV (NY Reg Shares) (Netherlands)	5,900	$3,968,045
First Solar, Inc. †	12,800	2,489,344
		15,441,992
Software (14.2%)
Adobe, Inc. †	10,700	5,115,456
Altair Engineering, Inc. Class A †	43,300	4,502,767
Cadence Design Systems, Inc. †	21,300	5,881,356
Datadog, Inc. Class A †	64,800	8,128,512
Fair Isaac Corp. †	2,200	4,384,842
Guidewire Software, Inc. †	11,300	2,104,738
HubSpot, Inc. †	10,100	5,603,379
Roper Technologies, Inc.	15,700	8,442,361
ServiceNow, Inc. †	7,100	6,624,229
Synopsys, Inc. †	7,700	3,954,797
Vertex, Inc. Class A †	112,263	4,660,037
		59,402,474
Specialized REITs (1.2%)
Weyerhaeuser Co. R	156,000	4,860,960
		4,860,960
Specialty retail (1.3%)
Aritzia, Inc. (Canada) †	173,100	5,573,364
		5,573,364
Technology hardware, storage, and peripherals (1.2%)
Seagate Technology Holdings PLC	49,800	4,998,426
		4,998,426
Textiles, apparel, and luxury goods (2.7%)
Levi Strauss & Co. Class A	200,500	3,426,545
Lululemon Athletica, Inc. (Canada) †	12,745	3,796,736
On Holding AG Class A (Switzerland) †	89,900	4,263,058
		11,486,339
Trading companies and distributors (1.3%)
Core & Main, Inc. Class A †	86,500	3,830,220
United Rentals, Inc.	1,900	1,544,320
		5,374,540
Total common stocks (cost $303,836,098)		$405,532,300
U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26 [i]	$113,930	$148,325
U.S. Treasury Notes
3.75%, 12/31/28 [i]	103,000	102,672
1.625%, 5/15/31 [i]	143,000	123,053
0.375%, 12/31/25 [i]	139,000	133,045
Total U.S. treasury obligations (cost $507,095)		$507,095
SHORT-TERM INVESTMENTS (3.1%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.95% L	Shares 11,828,339	$11,828,339
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% P	Shares 230,000	230,000
U.S. Treasury Bills 5.174%, 11/19/24 Δ	$700,000	698,384
U.S. Treasury Bills 5.058%, 12/17/24 Δ	100,000	99,416
Total short-term investments (cost $12,855,950)		$12,856,139
TOTAL INVESTMENTS
Total investments (cost $317,199,143)	$418,895,534
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

Sustainable Future Fund
3

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $418,641,125.
†	This security is non-income-producing.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $231,070 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
	FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $51,927,100) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/24	$1,092,202	$1,103,885	$11,683
		Canadian Dollar	Sell	1/22/25	624,612	645,051	20,439
		Danish Krone	Sell	12/18/24	1,151,449	1,177,969	26,520
		Euro	Sell	12/18/24	2,676,835	2,777,217	100,382
	Barclays Bank PLC
		Euro	Sell	12/18/24	2,109,820	2,155,216	45,396
	Citibank, N.A.
		Canadian Dollar	Sell	1/22/25	2,592,155	2,677,189	85,034
	Goldman Sachs International
		Brazilian Real	Buy	1/3/25	6,398,532	6,685,416	(286,884)
	HSBC Bank USA, National Association
		Canadian Dollar	Sell	1/22/25	1,060,227	1,094,896	34,669
		Danish Krone	Sell	12/18/24	1,918,746	1,963,302	44,556
		Euro	Sell	12/18/24	505,986	516,863	10,877
	JPMorgan Chase Bank N.A.
		Euro	Sell	12/18/24	2,875,066	2,936,821	61,755
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/18/24	500,910	511,700	10,790
		Canadian Dollar	Sell	1/22/25	2,862,326	2,956,271	93,945
		Danish Krone	Sell	12/18/24	2,223,256	2,275,091	51,835
		Euro	Sell	12/18/24	1,607,539	1,642,562	35,023
		Swiss Franc	Sell	12/18/24	2,632,986	2,690,724	57,738
	NatWest Markets PLC
		Danish Krone	Sell	12/18/24	2,372,939	2,428,274	55,335
		Euro	Sell	12/18/24	3,054,662	3,120,131	65,469
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/24	2,141,985	2,224,304	82,319
		Canadian Dollar	Sell	1/22/25	2,208,399	2,288,784	80,385
		Danish Krone	Sell	12/18/24	1,143,688	1,171,410	27,722
		Euro	Buy	12/18/24	1,109,835	1,129,492	(19,657)
	UBS AG
		Canadian Dollar	Sell	1/22/25	1,295,465	1,337,683	42,218
	WestPac Banking Corp.
		Canadian Dollar	Sell	1/22/25	3,302,334	3,410,247	107,913
		Swiss Franc	Sell	12/18/24	985,070	1,006,602	21,532
	Unrealized appreciation						1,173,535
	Unrealized (depreciation)						(306,541)
	Total						$866,994
*	The exchange currency for all contracts listed is the United States Dollar.

4
Sustainable Future Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$6,214,945	$—	$—
Consumer discretionary	40,554,047	—	—
Consumer staples	21,828,908	—	—
Financials	41,603,861	—	—
Health care	76,320,945	2,942,062	—
Industrials	74,036,089	—	—
Information technology	97,176,025	—	—
Materials	12,154,230	6,266,579	—
Real estate	8,879,149	—	—
Utilities	17,555,460	—	—
Total common stocks	396,323,659	9,208,641	—
U.S. treasury obligations	—	507,095	—
Short-term investments	230,000	12,626,139	—
Totals by level	$396,553,659	$22,341,875	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$866,994	$—
	Totals by level	$—	$866,994	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Sustainable Future Fund
5

Financial Statements

Statement of assets and liabilities

10/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $305,370,804)	$407,067,195
Affiliated issuers (identified cost $11,828,339) (Note 5)	11,828,339
Dividends, interest and other receivables	170,818
Foreign tax reclaim	79,591
Receivable for shares of the fund sold	96,529
Unrealized appreciation on forward currency contracts (Note 1)	1,173,535
Prepaid assets	38,288
Total assets	420,454,295

LIABILITIES
Payable for shares of the fund repurchased	150,125
Payable for compensation of Manager (Note 2)	194,194
Payable for custodian fees (Note 2)	11,302
Payable for investor servicing fees (Note 2)	156,675
Payable for Trustee compensation and expenses (Note 2)	98,172
Payable for administrative services (Note 2)	1,345
Payable for distribution fees (Note 2)	76,586
Unrealized depreciation on forward currency contracts (Note 1)	306,541
Collateral on certain derivative contracts, at value (Notes 1 and 8)	737,095
Other accrued expenses	81,135
Total liabilities	1,813,170
Net assets	$418,641,125

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$273,834,381
Total distributable earnings (Note 1)	144,806,744
Total — Representing net assets applicable to capital shares outstanding	$418,641,125

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($317,572,583 divided by 14,318,645 shares)	$22.18
Offering price per class A share (100/94.25 of $22.18)*	$23.53
Net asset value and offering price per class C share ($5,366,584 divided by 297,770 shares)**	$18.02
Net asset value, offering price and redemption price per class R share ($7,012,952 divided by 335,602 shares)	$20.90
Net asset value, offering price and redemption price per class R6 share ($30,380,268 divided by 1,332,893 shares)	$22.79
Net asset value, offering price and redemption price per class Y share ($58,308,738 divided by 2,580,190 shares)	$22.60
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

6	Sustainable Future Fund

Statement of operations

Six months ended 10/31/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $12,739)	$1,218,368
Interest (including interest income of $310,824 from investments in affiliated issuers) (Note 5)	322,109
Total investment income	1,540,477

EXPENSES
Compensation of Manager (Note 2)	1,138,621
Investor servicing fees (Note 2)	314,081
Custodian fees (Note 2)	11,259
Trustee compensation and expenses (Note 2)	8,424
Distribution fees (Note 2)	449,521
Administrative services (Note 2)	2,571
Other	121,380
Total expenses	2,045,857
Expense reduction (Note 2)	(99)
Net expenses	2,045,758
Net investment loss	(505,281)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	45,026,190
Foreign currency transactions (Note 1)	(4,251)
Forward currency contracts (Note 1)	(705,496)
Total net realized gain	44,316,443
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(9,138,227)
Assets and liabilities in foreign currencies	1,314
Forward currency contracts	501,502
Total change in net unrealized depreciation	(8,635,411)
Net gain on investments	35,681,032
Net increase in net assets resulting from operations	$35,175,751

The accompanying notes are an integral part of these financial statements.

Sustainable Future Fund	7

Statement of changes in net assets

	Six months ended 10/31/24*	Year ended 4/30/24
Increase in net assets
Operations
Net investment loss	$(505,281)	$(1,565,893)
Net realized gain on investments and foreign currency transactions	44,316,443	31,172,939
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(8,635,411)	63,740,492
Net increase in net assets resulting from operations	35,175,751	93,347,538
Decrease from capital share transactions (Note 4)	(16,306,438)	(47,807,226)
Total increase in net assets	18,869,313	45,540,312
Net assets
Beginning of period	399,771,812	354,231,500
End of period	$418,641,125	$399,771,812
*Unaudited.

The accompanying notes are an integral part of these financial statements.

8	Sustainable Future Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
October 31, 2024**	$20.38	(.03)	1.83	1.80	—	—	—	$22.18	8.83*	$317,573	.51*	(.14)*	29*
April 30, 2024	15.96	(.08)	4.50	4.42	—	—	—	20.38	27.69	306,864	1.05	(.45)	43
April 30, 2023	17.08	(.06)	(1.06)	(1.12)	—	—	—	15.96	(6.56)	267,881	1.06	(.36)	43
April 30, 2022	26.82	(.15)	(5.87)	(6.02)	—	(3.72)	(3.72)	17.08	(25.87)	323,726	1.00	(.63)	50
April 30, 2021	17.52	(.10)	11.92	11.82	—	(2.52)	(2.52)	26.82	69.07	481,902	1.02	(.43)	43
April 30, 2020	17.45	(.03)	.59	.56	(.01)	(.48)	(.49)	17.52	3.15	311,058	1.07	(.18)	72
Class C
October 31, 2024**	$16.62	(.09)	1.49	1.40	—	—	—	$18.02	8.42*	$5,367	.89*	(.52)*	29*
April 30, 2024	13.12	(.18)	3.68	3.50	—	—	—	16.62	26.68	5,946	1.80	(1.20)	43
April 30, 2023	14.15	(.14)	(.89)	(1.03)	—	—	—	13.12	(7.28)	6,232	1.81	(1.10)	43
April 30, 2022	23.02	(.29)	(4.86)	(5.15)	—	(3.72)	(3.72)	14.15	(26.40)	8,581	1.75	(1.38)	50
April 30, 2021	15.38	(.24)	10.40	10.16	—	(2.52)	(2.52)	23.02	67.84	14,396	1.77	(1.17)	43
April 30, 2020	15.48	(.14)	.52	.38	—	(.48)	(.48)	15.38	2.40	11,503	1.82	(.92)	72
Class R
October 31, 2024**	$19.23	(.06)	1.73	1.67	—	—	—	$20.90	8.68*	$7,013	.64*	(.27)*	29*
April 30, 2024	15.10	(.12)	4.25	4.13	—	—	—	19.23	27.35	6,508	1.30	(.70)	43
April 30, 2023	16.20	(.09)	(1.01)	(1.10)	—	—	—	15.10	(6.79)	6,511	1.31	(.61)	43
April 30, 2022	25.69	(.21)	(5.56)	(5.77)	—	(3.72)	(3.72)	16.20	(26.05)	7,931	1.25	(.88)	50
April 30, 2021	16.89	(.16)	11.48	11.32	—	(2.52)	(2.52)	25.69	68.68	11,470	1.27	(.68)	43
April 30, 2020	16.87	(.07)	.57	.50	—	(.48)	(.48)	16.89	2.92	8,318	1.32	(.43)	72
Class R6
October 31, 2024**	$20.91	.01	1.87	1.88	—	—	—	$22.79	8.99*	$30,380	.33*	.04*	29*
April 30, 2024	16.32	(.02)	4.61	4.59	—	—	—	20.91	28.13	25,493.68		(.09)	43
April 30, 2023	17.39	—[d]	(1.07)	(1.07)	—	—	—	16.32	(6.15)	21,136.68		.02	43
April 30, 2022	27.15	(.07)	(5.97)	(6.04)	—	(3.72)	(3.72)	17.39	(25.62)	23,724.65		(.28)	50
April 30, 2021	17.65	(.02)	12.04	12.02	—	(2.52)	(2.52)	27.15	69.72	30,380.66		(.09)	43
April 30, 2020	17.58	.03	.60	.63	(.08)	(.48)	(.56)	17.65	3.51	15,191.68		.19	72
Class Y
October 31, 2024**	$20.74	—[d]	1.86	1.86	—	—	—	$22.60	8.97*	$58,309	.38*	(.02)*	29*
April 30, 2024	16.21	(.04)	4.57	4.53	—	—	—	20.74	27.95	54,927.80		(.20)	43
April 30, 2023	17.30	(.02)	(1.07)	(1.09)	—	—	—	16.21	(6.30)	52,393.81		(.11)	43
April 30, 2022	27.05	(.10)	(5.93)	(6.03)	—	(3.72)	(3.72)	17.30	(25.68)	49,034.75		(.38)	50
April 30, 2021	17.61	(.04)	12.00	11.96	—	(2.52)	(2.52)	27.05	69.53	83,115.77		(.17)	43
April 30, 2020	17.54	.01	.59	.60	(.05)	(.48)	(.53)	17.61	3.38	41,056.82		.06	72
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Sustainable Future Fund
9

Notes to financial statements 10/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from May 1, 2024 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Sustainable Future Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek long-term capital appreciation. The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies). Stocks of this type of company are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Putnam Management may consider, among other factors, a company’s impact on sustainable environmental, social and economic development (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may also invest in non-U.S. companies.

Putnam Management’s approach to sustainable investing incorporates fundamental research together with consideration of sustainable environmental, social and economic development impact. Putnam Management believes that companies whose products and services produce positive environmental, social and economic development impact also often demonstrate potential for strong financial growth. Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. These criteria are based on a proprietary sustainability solutions map that links to the United Nations Sustainable Development Goals (SDGs). In applying these criteria, Putnam Management will assign each company a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by Putnam Management. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. In selecting each investment, Putnam Management considers the extent to which a company’s products or services may provide solutions to forward-looking sustainability needs, creating positive impact in environmental, social and economic development areas. Environmental impacts may include, for example, reduction of carbon emissions and improved water quality. Social impacts may include, for example, improvements in employee well-being, supplier standards, or access to products, information, or security. Economic development impacts may include, for example, stakeholder analysis and shared value approaches to business practices, access to economic opportunity, or improvements in operational effectiveness or efficiency.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

10
Sustainable Future Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of

Sustainable Future Fund
11

the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $286,884 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $231,070 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $624,216 to its fiscal year ending April 30, 2025 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2024 and April 30, 2024, and/or (ii) specified ordinary and currency losses recognized between November 1, 2023 and April 30, 2024).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $321,697,488, resulting in gross unrealized appreciation and depreciation of $112,466,767 and $14,401,727, respectively, or net unrealized appreciation of $98,065,040.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.710%	of the first $5 billion,
0.660%	of the next $5 billion,
0.610%	of the next $10 billion,
0.560%	of the next $10 billion,
0.510%	of the next $50 billion,
0.490%	of the next $50 billion,
0.480%	of the next $100 billion and
0.475%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.271% of the fund’s average net assets.

Putnam Management has contractually agreed, through August 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund.  If Putnam Management were to engage the services of FTIML or PIL, Putnam Management would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML or PIL.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

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PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$251,101
Class B	17
Class C	4,549
Class R	5,434
Class R6	7,075
Class Y	45,905
Total	$314,081

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $99 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $291, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$200,286	$202,505	$402,791
Class B	1.00%	1.00%	25	83	$108
Class C	1.00%	1.00%	14,070	15,121	$29,191
Class R	1.00%	0.50%	8,761	8,670	$17,431
Total			$223,142	$226,379	$449,521

For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $7,162 from the sale of class A shares and received no monies and $821 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period May 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $4,256 from the sale of class A shares and received no monies and $112 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received $5 on class A redemptions. For the period from May 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $61 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$119,455,797	$136,791,353
U.S. government securities (Long-term)	—	—
Total	$119,455,797	$136,791,353

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 10/31/24		YEAR ENDED 4/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	174,688	$3,793,605	424,334	$7,892,253
Shares issued in connection with reinvestment of distributions	—	—	—	—
	174,688	3,793,605	424,334	7,892,253
Shares repurchased	(913,273)	(19,916,812)	(2,146,848)	(39,099,780)
Net decrease	(738,585)	$(16,123,207)	(1,722,514)	$(31,207,527)

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13

	SIX MONTHS ENDED 10/31/24 *		YEAR ENDED 4/30/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	(2,021)	(34,849)	(3,975)	(59,133)
Net decrease	(2,021)	$(34,849)	(3,975)	$(59,133)
	SIX MONTHS ENDED 10/31/24		YEAR ENDED 4/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	15,295	$270,167	38,774	$584,097
Shares issued in connection with reinvestment of distributions	—	—	—	—
	15,295	270,167	38,774	584,097
Shares repurchased	(75,206)	(1,331,284)	(156,064)	(2,293,816)
Net decrease	(59,911)	$(1,061,117)	(117,290)	$(1,709,719)
	SIX MONTHS ENDED 10/31/24		YEAR ENDED 4/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	22,841	$470,867	58,479	$997,315
Shares issued in connection with reinvestment of distributions	—	—	—	—
	22,841	470,867	58,479	997,315
Shares repurchased	(25,754)	(527,988)	(151,185)	(2,523,828)
Net decrease	(2,913)	$(57,121)	(92,706)	$(1,526,513)
	SIX MONTHS ENDED 10/31/24		YEAR ENDED 4/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	291,522	$6,498,439	448,906	$8,691,265
Shares issued in connection with reinvestment of distributions	—	—	—	—
	291,522	6,498,439	448,906	8,691,265
Shares repurchased	(178,009)	(3,971,795)	(524,904)	(10,501,241)
Net increase (decrease)	113,513	$2,526,644	(75,998)	$(1,809,976)
	SIX MONTHS ENDED 10/31/24		YEAR ENDED 4/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	257,275	$5,708,596	652,739	$12,133,944
Shares issued in connection with reinvestment of distributions	—	—	—	—
	257,275	5,708,596	652,739	12,133,944
Shares repurchased	(325,517)	(7,265,384)	(1,237,346)	(23,628,302)
Net decrease	(68,242)	$(1,556,788)	(584,607)	$(11,494,358)

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
Putnam Short Term Investment Fund Class P *	$12,448,057	$47,496,429	$48,116,147	$310,824	$11,828,339
Total Short-term investments	$12,448,057	$47,496,429	$48,116,147	$310,824	$11,828,339
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

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Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$57,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$1,173,535	Payables	$306,541
Total		$1,173,535		$306,541

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(705,496)	$(705,496)
Total	$(705,496)	$(705,496)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$501,502	$501,502
Total	$501,502	$501,502

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15

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1.For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association
Assets:
Forward currency contracts #	$159,024	$45,396	$85,034	$—	$90,102
Total Assets	$159,024	$45,396	$85,034	$—	$90,102
Liabilities:
Forward currency contracts #	—	—	—	286,884	—
Total Liabilities	$—	$—	$—	$286,884	$—
Total Financial and Derivative Net Assets	$159,024	$45,396	$85,034	$(286,884)	$90,102
Total collateral received (pledged) †##	$123,053	$—	$—	$(231,070)	$90,102
Net amount	$35,971	$45,396	$85,034	$(55,814)	$—
Controlled collateral received (including TBA commitments)*	$123,053	$—	$—	$—	$102,672
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)*	$—	$—	$—	$(231,070)	$—

	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts #	$61,755	$249,331	$120,804	$190,426	$42,218	$129,445	$1,173,535
Total Assets	$61,755	$249,331	$120,804	$190,426	$42,218	$129,445	$1,173,535
Liabilities:
Forward currency contracts #	—	—	—	19,657	—	—	306,541
Total Liabilities	$—	$—	$—	$19,657	$—	$—	$306,541
Total Financial and Derivative Net Assets	$61,755	$249,331	$120,804	$170,769	$42,218	$129,445	$866,994
Total collateral received (pledged) †##	$—	$230,000	$120,804	$133,045	$—	$—
Net amount	$61,755	$19,331	$—	37,724	$42,218	$129,445
Controlled collateral received (including TBA commitments)*	$—	$230,000	$148,325	$133,045	$—	$—	$737,095
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)*	$—	$—	$—	$—	$—	$—	$(231,070)
*	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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17

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”).Putnam Management and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).(Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the previous Sub-Management Contract between Putnam Management and PIL (the “PIL Sub-Management Contract”).

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which included the financial results of FTIML.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 Subadvisory Agreement approval,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory

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Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 Subadvisory Agreement approval

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved the Franklin Advisers Sub-Advisory Agreement. Franklin Advisers and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed Franklin Advisers Sub-Advisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the Franklin Advisers Sub-Advisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”).After the Reorganization and the effectiveness of the Franklin Advisers Sub-Advisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to the Current Management Contracts, and PIL continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to the PIL Sub-Management Contract. The Current Management Contracts and PIL Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the Franklin Advisers Sub-Advisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the Franklin Advisers Sub-Advisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the Franklin Advisers Sub-Advisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the Franklin Advisers Sub-Advisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the Franklin Advisers Sub-Advisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the Franklin Advisers Sub-Advisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the Franklin Advisers Sub-Advisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the Franklin Advisers Sub-Advisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the Franklin Advisers Sub-Advisory Agreement, the fact that the Franklin Advisers Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the Franklin Advisers Sub-Advisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the Franklin Advisers Sub-Advisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the Franklin Advisers Sub-Advisory Agreement.

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Franklin Advisers Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the Franklin Advisers Sub-Advisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

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© 2024 Franklin Templeton. All rights reserved.	38986-SFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024